UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09397

                           The Gabelli Utilities Fund
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2008



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



                           THE GABELLI UTILITIES FUND

                               SEMI-ANNUAL REPORT
                                  JUNE 30,2008

TO OUR SHAREHOLDERS,

     During the second quarter of 2008, The Gabelli Utilities Fund's (the "Fund") net asset value ("NAV") per share rose 4.6%, while the Standard & Poor's ("S&P") 500 Utilities Index was up 8.0% and the Lipper Utility Fund Average rose 6.4%. For the six month period ended June 30, 2008, the Fund was down 5.0% versus declines of 2.8% and 4.6% for the S&P 500 Utilities Index and the Lipper Utility Fund Average, respectively.

     Enclosed are the financial statements and the investment portfolio as of June 30, 2008.

COMPARATIVE RESULTS

                 AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2008(a)

                                                                                              Since
                                                 Year to                                    Inception
                                      Quarter      Date      1 Year     3 Year    5 Year    (8/31/99)
                                      -------    -------     ------     ------    ------    ---------
GABELLI UTILITIES FUND CLASS AAA ..    4.57%      (5.03)%    (1.51)%     8.09%    11.96%      8.80%
S&P 500 Utilities Index............    7.97       (2.76)      6.63      12.50     16.98       6.74
Lipper Utility Fund Average .......    6.35       (4.57)      2.32      13.81     16.87       7.43
Class A ...........................    4.43       (5.12)     (1.51)      8.10     11.94       8.82
                                      (1.58)(b)  (10.57)(b)  (7.17)(b)   5.99(b)  10.62(b)    8.10(b)
Class B ...........................    4.31       (5.53)     (2.30)      7.23     11.11       8.26
                                      (0.69)(c)  (10.25)(c)  (7.19)(c)   6.36(c)  10.85(c)    8.26
Class C ...........................    4.41       (5.39)     (2.17)      7.29     11.16       8.31
                                       3.41(d)    (6.33)(d)  (3.15)(d)   7.29     11.16       8.31
Class I ...........................    4.57       (5.03)     (1.51)      8.09     11.95       8.80

IN THE CURRENT PROSPECTUS, THE EXPENSE RATIOS FOR CLASS AAA, A, B, C, AND I SHARES ARE 1.41%, 1.41%, 2.16%, 2.16%, AND 1.16%, RESPECTIVELY. CLASS AAA AND CLASS I SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

     THE VALUE OF UTILITY STOCKS CHANGE AS LONG-TERM INTEREST RATES CHANGE. FUNDS INVESTING IN A SINGLE SECTOR, SUCH AS UTILITIES, MAY BE SUBJECT TO MORE VOLATILITY THAN FUNDS THAT INVEST MORE BROADLY. THE UTILITIES INDUSTRY CAN BE SIGNIFICANTLY AFFECTED BY GOVERNMENT REGULATION, FINANCING DIFFICULTIES, SUPPLY OR DEMAND OF SERVICES OR FUEL, AND NATURAL RESOURCES CONSERVATION. THE CLASS AAA SHARE NAVS PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON DECEMBER 31, 2002 AND CLASS I SHARES ON JANUARY 11, 2008. THE ACTUAL PERFORMANCE OF THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE ACTUAL PERFORMANCE OF THE CLASS I SHARES WOULD HAVE BEEN HIGHER DUE TO LOWER EXPENSES RELATED TO THIS CLASS OF SHARES. THE S&P 500 UTILITIES INDEX IS AN UNMANAGED INDICATOR OF ELECTRIC AND GAS UTILITY STOCK PERFORMANCE, WHILE THE LIPPER UTILITY FUND AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.

(c)  PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS
     B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.

(d)  PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS
     C SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.

We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

THE GABELLI UTILITIES FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from January 1, 2008
through June 30, 2008                                              EXPENSE TABLE

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                               Beginning        Ending       Annualized    Expenses
                             Account Value   Account Value    Expense     Paid During
                               01/01/08        06/30/08        Ratio        Period*
                             -------------   -------------   ----------   -----------
THE GABELLI UTILITIES FUND
ACTUAL FUND RETURN
Class AAA                      $1,000.00       $  949.70        1.42%       $ 6.88
Class A                        $1,000.00       $  948.80        1.42%       $ 6.88
Class B                        $1,000.00       $  944.70        2.17%       $10.49
Class C                        $1,000.00       $  946.10        2.17%       $10.50
Class I**                      $1,000.00       $  949.70        1.17%       $ 5.36
HYPOTHETICAL 5% RETURN
Class AAA                      $1,000.00       $1,017.80        1.42%       $ 7.12
Class A                        $1,000.00       $1,017.80        1.42%       $ 7.12
Class B                        $1,000.00       $1,014.07        2.17%       $10.87
Class C                        $1,000.00       $1,014.07        2.17%       $10.87
Class I                        $1,000.00       $1,019.05        1.17%       $ 5.87

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

** Class I Shares were first issued on January 11, 2008. Account values and expense ratios for the Actual Fund Return are calculated from January 11, 2008 through June 30, 2008.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2008:

THE GABELLI UTILITIES FUND

Energy and Utilities ..................    72.5%
Communications ........................    13.8%
U.S.Government Obligations ............    10.9%
Other .................................     2.3%
Other Assets and Liabilities (Net) ....     0.5%
                                          -----
                                          100.0%
                                          =====

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED MARCH 31, 2008. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

THE GABELLI UTILITIES FUND
SCHEDULE OF INVESTMENTS -- JUNE 30,2008 (UNAUDITED)

                                                                       MARKET
   SHARES                                                COST           VALUE
-----------                                          ------------   ------------
              COMMON STOCKS -- 88.1%
              ENERGY AND UTILITIES -- 72.2%
              ENERGY AND UTILITIES: ALTERNATE
                 ENERGY -- 0.1%
      2,000   Ormat Industries Ltd. ..............   $     27,108   $     26,008
     21,000   Ormat Technologies Inc. ............      1,015,578      1,032,780
                                                     ------------   ------------
                                                        1,042,686      1,058,788
                                                     ------------   ------------
              ENERGY AND UTILITIES: ELECTRIC
                 INTEGRATED -- 39.7%
    218,000   Allegheny Energy Inc. ..............      2,702,365     10,923,980
     50,000   ALLETE Inc. ........................      1,803,488      2,100,000
     68,000   Alliant Energy Corp. ...............      1,889,326      2,329,680
    100,000   Ameren Corp. .......................      4,844,555      4,223,000
    200,000   American Electric Power Co. Inc. ...      7,863,440      8,046,000
  4,000,000   Aquila Inc.+ .......................     16,444,368     15,080,000
    205,000   Avista Corp. .......................      4,709,375      4,399,300
    150,000   Black Hills Corp. ..................      5,593,896      4,809,000
     32,000   Central Vermont Public Service
                 Corp. ...........................        689,401        619,840
     35,000   Cleco Corp. ........................        721,890        816,550
     70,000   CMS Energy Corp. ...................        490,736      1,043,000
     55,000   Constellation Energy Group Inc. ....      2,718,966      4,515,500
     95,000   Dominion Resources Inc. ............      4,254,026      4,511,550
    402,000   DPL Inc. ...........................     10,528,880     10,604,760
      6,000   DTE Energy Co. .....................        240,835        254,640
    350,000   Duke Energy Corp. ..................      5,416,587      6,083,000
      2,000   E.ON AG ............................        392,495        403,533
     62,000   Edison International ...............      1,214,037      3,185,560
    170,000   El Paso Electric Co.+ ..............      3,015,331      3,366,000
     90,000   Endesa SA ..........................      4,121,012      4,384,230
      3,000   Entergy Corp. ......................        114,480        361,440
     50,000   FirstEnergy Corp. ..................      1,882,372      4,116,500
    124,000   Florida Public Utilities Co. .......      1,495,288      1,475,600
    270,000   FPL Group Inc. .....................     12,797,980     17,706,600
    185,000   Great Plains Energy Inc. ...........      5,638,538      4,676,800
    340,000   Hawaiian Electric Industries Inc. ..      8,601,917      8,408,200
    265,000   Integrys Energy Group Inc. .........     13,324,981     13,469,950
    405,000   LSI Corp.+ .........................      3,631,338      2,486,700
     55,500   Maine & Maritimes Corp.+ ...........      1,593,275      2,353,200
    248,000   MGE Energy Inc. ....................      8,068,578      8,089,760
    178,000   NiSource Inc. ......................      3,963,180      3,189,760
    368,000   NorthWestern Corp. .................     10,960,853      9,354,560
    110,000   NRG Energy Inc.+ ...................      2,627,937      4,719,000
    199,500   OGE Energy Corp. ...................      5,375,199      6,326,145
    120,000   Otter Tail Corp. ...................      3,455,082      4,659,600
     40,000   PG&E Corp. .........................        907,078      1,587,600
    150,000   Pinnacle West Capital Corp. ........      6,469,706      4,615,500
    470,000   PNM Resources Inc. .................      6,487,223      5,621,200
     46,000   PPL Corp. ..........................      1,030,117      2,404,420
    202,000   Progress Energy Inc. ...............      8,993,355      8,449,660

                                                                       MARKET
   SHARES                                                COST           VALUE
-----------                                          ------------   ------------
    108,000   Public Service Enterprise Group
                 Inc. ............................   $  2,905,745   $  4,960,440
    425,000   Puget Energy Inc. ..................     11,452,637     10,195,750
    172,000   SCANA Corp. ........................      7,013,725      6,364,000
    240,000   Southern Co. .......................      8,350,234      8,380,800
    130,000   TECO Energy Inc. ...................      2,277,826      2,793,700
    133,000   The Empire District Electric Co. ...      3,067,114      2,465,820
    139,400   Unisource Energy Corp. .............      3,418,500      4,322,794
    104,200   Unitil Corp. .......................      2,747,344      2,824,862
    310,000   Vectren Corp. ......................      8,725,769      9,675,100
    665,000   Westar Energy Inc. .................     15,353,516     14,304,150
    200,000   Wisconsin Energy Corp. .............      8,199,206      9,044,000
    210,000   Xcel Energy Inc. ...................      3,695,022      4,214,700
                                                     ------------   ------------
                                                      264,280,124    285,317,434
                                                     ------------   ------------
              ENERGY AND UTILITIES:
                 ELECTRIC TRANSMISSION AND
                 DISTRIBUTION -- 8.0%
    264,640   CH Energy Group Inc. ...............     12,308,352      9,413,245
    220,000   Consolidated Edison Inc. ...........     10,000,737      8,599,800
    400,000   Energy East Corp. ..................      9,605,805      9,888,000
    130,000   Exelon Corp. .......................      7,887,294     11,694,800
    180,000   Northeast Utilities ................      3,677,238      4,595,400
    275,000   NSTAR ..............................      7,568,212      9,300,500
    110,000   Pepco Holdings Inc. ................      2,267,877      2,821,500
      6,000   Red Electrica de Espana ............        352,056        390,622
     16,666   UIL Holdings Corp. .................        490,122        490,147
                                                     ------------   ------------
                                                       54,157,693     57,194,014
                                                     ------------   ------------
              ENERGY AND UTILITIES: GLOBAL
                 UTILITIES -- 4.0%
      4,000   Areva SA ...........................      1,690,915      4,679,283
     24,000   Chubu Electric Power Co. Inc. ......        574,288        585,393
    195,000   Electric Power Development Co.
                 Ltd. ............................      4,834,052      7,235,485
        300   Electricite de France ..............         11,619         28,501
    120,000   Enel SpA ...........................        825,681      1,141,166
      4,000   Energias de Portugal SA, ADR .......        112,064        208,918
    100,000   Hera SpA ...........................        174,312        408,571
     12,000   Hokkaido Electric Power Co. Inc. ...        238,323        244,102
     24,000   Hokuriku Electric Power Co. ........        442,615        570,702
     37,000   Huaneng Power International Inc.,
                 ADR .............................      1,487,500      1,023,050
     55,028   Iberdrola SA .......................        645,050        737,302
     20,901   Iberdrola SA, ADR ..................      1,042,437      1,120,954
    100,000   Korea Electric Power Corp., ADR ....      1,697,461      1,453,000
     35,000   Kyushu Electric Power Co. Inc. .....        765,331        731,742
      8,775   National Grid plc, ADR .............        386,383        578,887
      2,000   Niko Resources Ltd. ................        111,679        191,704

                 See accompanying notes to financial statements.

THE GABELLI UTILITIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2008 (UNAUDITED)

                                                                       MARKET
   SHARES                                                COST           VALUE
-----------                                          ------------   ------------
              COMMON STOCKS (CONTINUED)
              ENERGY AND UTILITIES (CONTINUED)
              ENERGY AND UTILITIES: GLOBAL
                 UTILITIES (CONTINUED)
     24,000   Shikoku Electric Power Co. Inc. ....   $    473,574   $    659,980
      2,000   Snam Rete Gas SpA ..................         10,803         13,674
     24,000   The Chugoku Electric Power Co.
                 Inc. ............................        457,538        511,937
    100,000   The Kansai Electric Power Co.
                 Inc. ............................      2,021,741      2,340,255
     34,000   The Tokyo Electric Power Co. Inc. ..        847,546        874,135
    140,000   Tohoku Electric Power Co. Inc. .....      2,470,795      3,045,628
                                                     ------------   ------------
                                                       21,321,707     28,384,369
                                                     ------------   ------------
              ENERGY AND UTILITIES: MERCHANT
                 ENERGY -- 0.4%
     40,000   Mirant Corp.+ ......................        708,818      1,566,000
     15,000   Mirant Corp., Escrow+ (a) ..........              0              0
     40,000   Mirant Corp., Escrow+ (a) ..........              0              0
     85,000   The AES Corp.+ .....................        409,407      1,632,850
                                                     ------------   ------------
                                                        1,118,225      3,198,850
                                                     ------------   ------------
              ENERGY AND UTILITIES: NATURAL GAS
                 INTEGRATED -- 9.4%
    500,000   El Paso Corp. ......................      5,985,729     10,870,000
     20,000   Energen Corp. ......................        239,277      1,560,600
     91,000   EnergySouth Inc. ...................      3,397,722      4,464,460
    399,000   National Fuel Gas Co. ..............     15,673,908     23,732,520
    178,000   ONEOK Inc. .........................      4,741,203      8,691,740
    310,000   Southern Union Co. .................      8,024,005      8,376,200
    330,000   Spectra Energy Corp. ...............      7,689,938      9,484,200
                                                     ------------   ------------
                                                       45,751,782     67,179,720
                                                     ------------   ------------
              ENERGY AND UTILITIES: NATURAL GAS
                 UTILITIES -- 3.8%
    110,000   Atmos Energy Corp. .................      2,949,039      3,032,700
     51,000   Chesapeake Utilities Corp. .........      1,373,627      1,311,720
    118,000   Corning Natural Gas Corp.+ .........      1,914,104      1,932,250
     10,300   Delta Natural Gas Co. Inc. .........        259,238        269,036
     25,000   Enagas .............................        711,745        708,505
     27,000   Nicor Inc. .........................        889,090      1,149,930
     65,000   Piedmont Natural Gas Co. Inc. ......      1,571,813      1,700,400
      1,500   RGC Resources Inc. .................         46,980         42,518
     65,000   South Jersey Industries Inc. .......      1,827,745      2,428,400
    290,000   Southwest Gas Corp. ................      7,794,950      8,621,700
    150,000   The Laclede Group Inc. .............      4,681,467      6,055,500
                                                     ------------   ------------
                                                       24,019,798     27,252,659
                                                     ------------   ------------
              ENERGY AND UTILITIES: NATURAL
                 RESOURCES -- 0.5%
     14,000   Alliance Holdings GP LP ............        276,626        417,340
     10,000   Compania de Minas Buenaventura SA,
                 ADR .............................        232,653        653,700
     27,000   Peabody Energy Corp. ...............        976,718      2,377,350

                                                                       MARKET
   SHARES                                                COST           VALUE
-----------                                          ------------   ------------
     24,000   Uranium One Inc.+ ..................   $    295,039   $    112,975
     50,000   Uranium Resources Inc.+ ............        263,029        184,500
                                                     ------------   ------------
                                                        2,044,065      3,745,865
                                                     ------------   ------------
              ENERGY AND UTILITIES: SERVICES --
                 2.9%
    230,000   ABB Ltd., ADR+ .....................      3,067,767      6,513,600
      6,000   Cameron International Corp.+ .......        103,313        332,100
    200,000   Halliburton Co .....................      6,236,628     10,614,000
      1,000   Pike Electric Corp.+ ...............         14,000         16,610
     30,000   Tenaris SA, ADR ....................      1,346,777      2,235,000
     28,000   Weatherford International Ltd.+ ....        595,171      1,388,520
                                                     ------------   ------------
                                                       11,363,656     21,099,830
                                                     ------------   ------------
              ENERGY AND UTILITIES: WATER -- 0.9%
      3,000   American States Water Co. ..........         75,431        104,820
    100,000   American Water Works Co. Inc.+ .....      2,150,000      2,218,000
     44,000   Aqua America Inc. ..................        982,474        702,680
      2,000   California Water Service Group .....         70,055         65,540
      2,000   Consolidated Water Co. Ltd. ........         40,211         39,600
     10,000   Middlesex Water Co. ................        177,803        165,900
     50,500   Pennichuck Corp. ...................      1,085,117      1,169,075
     72,000   SJW Corp. ..........................      1,918,129      1,900,800
     61,600   Suez SA, Strips+ ...................              0            970
     10,000   United Utilities plc, ADR ..........        266,181        273,250
      1,650   York Water Co. .....................         20,543         24,040
                                                     ------------   ------------
                                                        6,785,944      6,664,675
                                                     ------------   ------------
              DIVERSIFIED INDUSTRIAL -- 0.9%
      6,000   Bouygues SA ........................        453,715        398,274
    210,000   General Electric Co. ...............      7,624,015      5,604,900
     17,000   Mueller Water Products Inc.,
                 Cl. A ...........................        215,678        137,190
                                                     ------------   ------------
                                                        8,293,408      6,140,364
                                                     ------------   ------------
              ENVIRONMENTAL SERVICES -- 0.0%
      2,250   Veolia Environnement ...............         85,492        126,220
                                                     ------------   ------------
              EXCHANGE TRADED FUNDS -- 1.6%
     85,000   Utilities HOLDRS Trust .............      9,781,043     11,215,750
                                                     ------------   ------------
              TOTAL ENERGY AND UTILITIES .........    450,045,623    518,578,538
                                                     ------------   ------------
              COMMUNICATIONS -- 13.6%
              CABLE AND SATELLITE -- 3.0%
    350,000   Cablevision Systems Corp., Cl. A+ ..      9,986,311      7,910,000
    300,000   Charter Communications Inc.,
                 Cl. A+ ..........................        748,292        315,000
     10,000   Cogeco Cable Inc. ..................        207,213        362,852
     40,000   Cogeco Inc. ........................        777,563      1,216,044

                 See accompanying notes to financial statements.

THE GABELLI UTILITIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30, 2008 (UNAUDITED)

                                                                       MARKET
   SHARES                                                COST           VALUE
-----------                                          ------------   ------------
              COMMON STOCKS (CONTINUED)
              COMMUNICATIONS (CONTINUED)
              CABLE AND SATELLITE (CONTINUED)
     40,000   Comcast Corp., Cl. A ...............   $    710,829   $    758,800
     65,000   DISH Network Corp., Cl. A+ .........      1,638,388      1,903,200
     11,000   EchoStar Corp., Cl. A+ .............        293,938        343,420
    100,000   Liberty Global Inc., Cl. A+ ........      2,650,611      3,143,000
      6,000   Mediacom Communications Corp.,
                 Cl. A+ ..........................         35,001         32,040
     40,000   Rogers Communications Inc., Cl. B ..        572,504      1,546,400
     12,000   Shaw Communications Inc., Cl. B ....        148,195        244,320
     90,000   The DIRECTV Group Inc.+ ............      1,900,807      2,331,900
      8,000   Time Warner Cable Inc., Cl. A+ .....        198,444        211,840
     33,000   Tokyo Broadcasting System Inc. .....        877,535        626,218
     42,396   Zon Multimedia Servicos de
                 Telecomunicacoes e Multimedia
                 SGPS SA .........................        416,753        352,443
      7,042   Zon Multimedia Servicos de
                 Telecomunicacoes e Multimedia
                 SGPS SA, ADR ....................        126,328         58,582
                                                     ------------   ------------
                                                       21,288,712     21,356,059
                                                     ------------   ------------
              TELECOMMUNICATIONS -- 7.5%
    240,000   AT&T Inc. ..........................      7,713,501      8,085,600
    150,000   BCE Inc. ...........................      5,771,201      5,221,500
     30,000   CenturyTel Inc. ....................        977,352      1,067,700
    500,000   Cincinnati Bell Inc.+ ..............      2,421,085      1,990,000
    290,000   Deutsche Telekom AG, ADR ...........      5,325,111      4,747,300
      4,243   FairPoint Communications Inc. ......         39,936         30,592
        200   Hutchison Telecommunications
                 International Ltd.+ .............            163            284
        600   Mobistar SA ........................         50,761         48,604
      1,600   Nippon Telegraph & Telephone
                 Corp. ...........................      7,960,362      7,835,382
    230,000   Nortel Networks Corp., New York+ ...      4,379,105      1,890,600
     43,000   Philippine Long Distance Telephone
                 Co., ADR ........................      2,228,260      2,297,060
    220,000   Portugal Telecom SGPS SA ...........      2,824,802      2,497,402
     40,000   Portugal Telecom SGPS SA, ADR ......        464,600        449,600
        200   PT Indosat Tbk .....................            128            146
    100,000   Rural Cellular Corp., Cl. A+ .......      4,381,330      4,451,000
    310,000   Sprint Nextel Corp. ................      5,496,224      2,945,000
        600   Tele2 AB, Cl. B ....................          8,180         11,756
     15,000   Telecom Italia SpA, ADR ............        430,416        299,400
      1,066   Telefonica SA, ADR .................         43,831         84,832

                                                                       MARKET
   SHARES                                                COST           VALUE
-----------                                          ------------   ------------
     30,000   Telephone & Data Systems Inc. ......   $  1,379,662   $  1,418,100
     36,000   tw telecom inc.+ ...................        695,747        577,080
    225,000   Verizon Communications Inc. ........      7,947,199      7,965,000
                                                     ------------   ------------
                                                       60,538,956     53,913,938
                                                     ------------   ------------
              WIRELESS COMMUNICATIONS -- 3.1%
      7,000   America Movil SAB de CV,
              Cl. L, ADR .........................        120,792        369,250
     16,000   China Mobile Ltd., ADR .............        287,740      1,071,200
     16,500   China Unicom Ltd., ADR .............        137,530        305,580
     23,000   Clearwire Corp., Cl. A+ ............        383,766        298,080
     22,000   Millicom International Cellular
                 SA ..............................      1,741,213      2,277,000
      2,600   Mobile TeleSystems OJSC, ADR .......         86,498        199,186
        180   MobileOne Ltd. .....................            210            249
      4,800   NTT DoCoMo Inc. ....................      7,554,348      7,051,843
    165,000   Price Communications Corp.,
                 Escrow+ (a) .....................              0              0
     28,000   SK Telecom Co. Ltd., ADR ...........        593,203        581,560
        200   SmarTone Telecommunications
                 Holdings Ltd. ...................            207            206
     70,000   United States Cellular Corp.+ ......      3,536,764      3,958,500
     95,000   Vimpel-Communications, ADR .........      1,222,613      2,819,600
    130,000   Vodafone Group plc, ADR ............      3,715,810      3,829,800
                                                     ------------   ------------
                                                       19,380,694     22,762,054
                                                     ------------   ------------
              TOTAL COMMUNICATIONS ...............    101,208,362     98,032,051
                                                     ------------   ------------
              OTHER -- 2.3%
              AVIATION: PARTS AND SERVICES -- 1.0%
  1,000,000   Rolls-Royce Group plc+ .............      8,943,176      6,802,110
 89,600,000   Rolls-Royce Group plc, Cl. B .......        177,965        178,468
                                                     ------------   ------------
                                                        9,121,141      6,980,578
                                                     ------------   ------------
              BUILDING AND CONSTRUCTION -- 0.1%
      3,400   Acciona SA .........................      1,003,577        807,523
                                                     ------------   ------------
              BUSINESS SERVICES -- 0.1%
     33,000   Clear Channel Outdoor Holdings Inc.,
                 Cl. A+ ..........................        713,524        588,390
                                                     ------------   ------------
              ENTERTAINMENT -- 0.5%
    100,000   Vivendi ............................      3,202,412      3,794,439
                                                     ------------   ------------
              HEALTH CARE -- 0.0%
     12,000   Tsumura & Co .......................        261,956        309,083
                                                     ------------   ------------
              TRANSPORTATION -- 0.6%
     90,000   GATX Corp ..........................      3,511,969      3,989,700
                                                     ------------   ------------
              TOTAL OTHER ........................     17,814,579     16,469,713
                                                     ------------   ------------
              TOTAL COMMON STOCKS ................    569,068,564    633,080,302
                                                     ------------   ------------

                 See accompanying notes to financial statements.

THE GABELLI UTILITIES FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- JUNE 30,2008 (UNAUDITED)

                                                                       MARKET
   SHARES                                                COST           VALUE
-----------                                          ------------   ------------
              CONVERTIBLE PREFERRED STOCKS -- 0.3%
              ENERGY AND UTILITIES -- 0.2%
              ENERGY AND UTILITIES: NATURAL GAS
                 INTEGRATED -- 0.2%
        800   El Paso Corp.,
                 4.990% Cv. Pfd. (b) .............   $    758,731   $  1,381,266
                                                     ------------   ------------
              COMMUNICATIONS -- 0.1%
              TELECOMMUNICATIONS -- 0.1%
     11,400   Cincinnati Bell Inc.,
                 6.750% Cv. Pfd., Ser. B .........        477,317        458,280
                                                     ------------   ------------
              TOTAL CONVERTIBLE
                 PREFERRED STOCKS ................      1,236,048      1,839,546
                                                     ------------   ------------
              WARRANTS -- 0.2%
              ENERGY AND UTILITIES -- 0.1%
              ENERGY AND UTILITIES: MERCHANT
                 ENERGY -- 0.1%
      3,480   Mirant Corp., Ser. A,
                 expire 01/03/11+ ................         33,641         62,397
     38,363   Mirant Corp., Ser. B,
                 expire 01/03/11+ ................        190,367        735,035
                                                     ------------   ------------
                                                          224,008        797,432
                                                     ------------   ------------
              ENERGY AND UTILITIES: NATURAL GAS
                 UTILITIES -- 0.0%
     56,700   Corning Natural Gas Corp.,
                 expire 08/17/11+ ................              0        116,802
                                                     ------------   ------------
                                                          224,008        914,234
                                                     ------------   ------------
              COMMUNICATIONS -- 0.1%
              TELECOMMUNICATIONS -- 0.1%
     18,000   Bharti Airtel Ltd.,
                 expire 12/15/16+ (b) ............        399,310        302,558
                                                     ------------   ------------
              TOTAL WARRANTS .....................        623,318      1,216,792
                                                     ------------   ------------

 PRINCIPAL
   AMOUNT
-----------
              U.S. GOVERNMENT OBLIGATIONS -- 10.9%
              U.S. TREASURY BILLS -- 10.8%
$78,317,000   U.S. Treasury Bills,
                 1.113% to 1.934%++,
                 07/03/08 to 10/16/08 ............     78,074,645     78,021,217
                                                     ------------   ------------
              U.S. TREASURY NOTES -- 0.1%
    640,000   U.S. Treasury Note,
                 5.000%, 07/31/08 ................        641,509        641,509
                                                     ------------   ------------
              TOTAL U.S. GOVERNMENT
                 OBLIGATIONS .....................     78,716,154     78,662,726
                                                     ------------   ------------
              TOTAL
                 INVESTMENTS -- 99.5% ............   $649,644,084    714,799,366
                                                     ============
              OTHER ASSETS AND LIABILITIES (NET)
                 -- 0.5% .........................                     3,605,891
                                                                    ------------
              NET ASSETS -- 100.0%                                  $718,405,257
                                                                    ============

----------
(a) Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At June 30, 2008, the market value of fair valued securities amounted to $0 or 0.00% of net assets.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the market value of Rule 144A securities amounted to $1,683,824 or 0.23% of net assets.

+    Non-income producing security.

++   Represents annualized yield at date of purchase.

ADR American Depositary Receipt

                 See accompanying notes to financial statements.

                           THE GABELLI UTILITIES FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2008 (UNAUDITED)

ASSETS:
   Investments, at value (cost $649,644,084) ....................   $714,799,366
   Foreign currency, at value (cost $43,830) ....................         44,555
   Cash .........................................................          8,915
   Receivable for investments sold ..............................        629,375
   Receivable for Fund shares sold ..............................      3,487,842
   Dividends and interest receivable ............................      1,587,117
   Unrealized appreciation on swap contracts ....................          5,449
   Prepaid expenses .............................................         68,439
                                                                    ------------
   TOTAL ASSETS .................................................    720,631,058
                                                                    ------------
LIABILITIES:
   Payable for Fund shares redeemed .............................      1,025,445
   Payable for investment advisory fees .........................        601,120
   Payable for distribution fees ................................        351,888
   Payable for accounting fees ..................................          3,751
   Payable for shareholder services fees ........................        131,507
   Other accrued expenses .......................................        112,090
                                                                    ------------
   TOTAL LIABILITIES ............................................      2,225,801
                                                                    ------------
   NET ASSETS applicable to 89,636,325 shares outstanding .......   $718,405,257
                                                                    ============
NET ASSETS CONSIST OF:
   Paid-in capital, each class at $0.001 par value ..............   $655,294,529
   Accumulated net realized loss on investments, swap
      contracts, and foreign currency transactions ..............     (2,088,655)
   Net unrealized appreciation on investments ...................     65,155,282
   Net unrealized appreciation on swaps .........................          5,449
   Net unrealized appreciation on foreign
      currency translations .....................................         38,652
                                                                    ------------
   NET ASSETS ...................................................   $718,405,257
                                                                    ============
SHARES OF BENEFICIAL INTEREST:
   CLASS AAA:
   Net Asset Value, offering, and redemption price per
      share ($140,538,833 / 17,147,495 shares outstanding;
      unlimited number of shares authorized) ....................   $       8.20
                                                                    ============
   CLASS A:
   Net Asset Value and redemption price per share
      ($254,724,205 / 30,938,173 shares outstanding;
      unlimited number of shares authorized) ....................   $       8.23
                                                                    ============
   Maximum offering price per share (NAV / .9425,
      based on maximum sales charge of 5.75%
      of the offering price) ....................................   $       8.73
                                                                    ============
   CLASS B:
   Net Asset Value and offering price per share
      ($305,240 / 39,474 shares outstanding;
      unlimited number of shares authorized) ....................   $       7.73(a)
                                                                    ============
   CLASS C:
   Net Asset Value and offering price per share
      ($321,776,851 / 41,381,935 shares outstanding;
      unlimited number of shares authorized) ....................   $       7.78(a)
                                                                    ============
   CLASS I:
   Net Asset Value, offering, and redemption price per
      share ($1,060,128 / 129,248 shares outstanding;
      unlimited number of shares authorized) ....................   $       8.20
                                                                    ============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2008 (UNAUDITED)

INVESTMENT INCOME:
   Dividends (net of foreign taxes of $246,931) .................   $ 10,440,876
   Interest .....................................................        900,880
                                                                    ------------
   TOTAL INVESTMENT INCOME ......................................     11,341,756
                                                                    ------------
EXPENSES:
   Investment advisory fees .....................................      3,536,084
   Distribution fees - Class AAA ................................        181,876
   Distribution fees - Class A ..................................        314,682
   Distribution fees - Class B ..................................          1,575
   Distribution fees - Class C ..................................      1,544,431
   Shareholder services fees ....................................        316,881
   Shareholder communications expenses ..........................         93,291
   Custodian fees ...............................................         57,428
   Legal and audit fees .........................................         30,840
   Registration expenses ........................................         28,683
   Accounting fees ..............................................         22,500
   Trustees' fees ...............................................         11,443
   Miscellaneous expenses .......................................         39,678
                                                                    ------------
   TOTAL EXPENSES ...............................................      6,179,392
   Less: Custodian fee credits ..................................         (1,263)
                                                                    ------------
   NET EXPENSES .................................................      6,178,129
                                                                    ------------
   NET INVESTMENT INCOME ........................................      5,163,627
                                                                    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SWAP
   CONTRACTS,AND FOREIGN CURRENCY:
   Net realized loss on investments .............................     (1,419,049)
   Net realized loss on swap contracts ..........................        (25,663)
   Net realized gain on foreign currency transactions ...........         12,682
                                                                    ------------
   Net realized loss on investments, swap contracts,
      and foreign currency transactions .........................     (1,432,030)
                                                                    ------------
   Net change in unrealized appreciation/depreciation
      on investments ............................................    (43,403,608)
   Net change in unrealized appreciation/depreciation
      on swap contracts .........................................         14,438
   Net change in unrealized appreciation/depreciation
      on foreign currency translations ..........................         37,419
                                                                    ------------
   Net change in unrealized appreciation/depreciation
      on investments, swap contracts, and foreign
      currency translations .....................................    (43,351,751)
                                                                    ------------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON
      INVESTMENTS, SWAP CONTRACTS, AND FOREIGN CURRENCY .........    (44,783,781)
                                                                    ------------
   NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .........   $(39,620,154)
                                                                    ============

----------
(a)  Redemption price varies based on the length of time held.

                 See accompanying notes to financial statements.

                           THE GABELLI UTILITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS ENDED
                                                                                 JUNE 30, 2008        YEAR ENDED
                                                                                  (UNAUDITED)      DECEMBER 31, 2007
                                                                                ----------------   -----------------
OPERATIONS:
   Net investment income ....................................................    $  5,163,627        $ 10,074,574
   Net realized gain (loss) on investments, swap contracts, and foreign
      currency transactions .................................................      (1,432,030)         19,828,787
   Net change in unrealized appreciation/depreciation on investments,
      swap contracts, and foreign currency translations .....................     (43,351,751)         21,175,110
                                                                                 ------------        ------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........     (39,620,154)         51,078,471
                                                                                 ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
      Class AAA .............................................................      (1,045,729)*        (2,345,569)
      Class A ...............................................................      (1,812,260)*        (3,479,842)
      Class B ...............................................................          (2,395)*            (5,267)
      Class C ...............................................................      (2,352,446)*        (4,177,106)
      Class I ...............................................................          (5,995)*                --
                                                                                 ------------        ------------
                                                                                   (5,218,825)        (10,007,784)
                                                                                 ------------        ------------
   Net realized gain on investments
      Class AAA .............................................................              --          (4,682,214)
      Class A ...............................................................              --          (6,946,445)
      Class B ...............................................................              --             (10,514)
      Class C ...............................................................              --          (8,338,320)
                                                                                 ------------        ------------
                                                                                           --         (19,977,493)
                                                                                 ------------        ------------
   Return of capital
      Class AAA .............................................................      (6,229,706)*        (7,778,858)
      Class A ...............................................................     (10,796,152)*       (11,540,568)
      Class B ...............................................................         (14,269)*           (17,467)
      Class C ...............................................................     (14,014,190)*       (13,852,978)
      Class I ...............................................................         (35,715)*                --
                                                                                 ------------        ------------
                                                                                  (31,090,032)        (33,189,871)
                                                                                 ------------        ------------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................     (36,308,857)        (63,175,148)
                                                                                 ------------        ------------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
      Class AAA .............................................................      (5,840,239)          6,022,104
      Class A ...............................................................      19,437,309          63,460,301
      Class B ...............................................................          (2,289)              2,760
      Class C ...............................................................      39,856,121         113,557,340
      Class I ...............................................................       1,131,697                  --
                                                                                 ------------        ------------
   NET INCREASE IN NET ASSETS FROM SHARES OF BENEFICIAL INTEREST
      TRANSACTIONS ..........................................................      54,582,599         183,042,505
                                                                                 ------------        ------------
   REDEMPTION FEES ..........................................................           1,269              (2,545)
                                                                                 ------------        ------------
   NET INCREASE (DECREASE) IN NET ASSETS ....................................     (21,345,143)        170,943,283

NET ASSETS:
   Beginning of period ......................................................     739,750,400         568,807,117
                                                                                 ------------        ------------
   End of period (including undistributed net investment income of
      $0 and $55,198, respectively) .........................................    $718,405,257        $739,750,400
                                                                                 ============        ============

----------
* Based on fiscal year to date book income. Amounts are subject to change and recharacterization at fiscal year end.

                 See accompanying notes to financial statements.

THE GABELLI UTILITIES FUND
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period:

                              INCOME FROM INVESTMENT OPERATIONS                         DISTRIBUTIONS
                          ----------------------------------------   --------------------------------------------------
                                            Net
              Net Asset                 Realized and      Total                       Net
  Period        Value,       Net         Unrealized        from          Net       Realized      Return
   Ended      Beginning   Investment   Gain/(Loss) on   Investment   Investment     Gain on       of          Total
December 31   of Period   Income (a)     Investments    Operations     Income     Investments   Capital   Distributions
-----------   ---------   ----------   --------------   ----------   ----------   -----------   -------   -------------
CLASS AAA
   2008(b)      $9.08        $0.07         $(0.53)        $(0.46)     $(0.06)*          --      $(0.36)*     $(0.42)
   2007          9.16         0.16           0.60           0.76       (0.13)       $(0.27)      (0.44)       (0.84)
   2006          8.20         0.17           1.63           1.80       (0.16)        (0.18)      (0.50)       (0.84)
   2005          8.36         0.15           0.53           0.68       (0.15)        (0.09)      (0.60)       (0.84)
   2004          8.03         0.15           1.02           1.17       (0.13)        (0.02)      (0.69)       (0.84)
   2003          6.96         0.14           1.77           1.91       (0.14)           --       (0.70)       (0.84)
CLASS A
   2008(b)      $9.12        $0.08         $(0.55)        $(0.47)     $(0.06)*          --      $(0.36)*     $(0.42)
   2007          9.19         0.16           0.61           0.77       (0.13)       $(0.27)      (0.44)       (0.84)
   2006          8.23         0.18           1.62           1.80       (0.16)        (0.18)      (0.50)       (0.84)
   2005          8.38         0.16           0.53           0.69       (0.15)        (0.09)      (0.60)       (0.84)
   2004          8.06         0.19           0.97           1.16       (0.11)        (0.01)      (0.72)       (0.84)
   2003          6.96         0.13           1.81           1.94       (0.13)           --       (0.71)       (0.84)
CLASS B
   2008(b)      $8.63        $0.04         $(0.52)        $(0.48)     $(0.06)*          --      $(0.36)*     $(0.42)
   2007          8.80         0.09           0.58           0.67       (0.13)       $(0.27)      (0.44)       (0.84)
   2006          7.97         0.11           1.56           1.67       (0.12)        (0.18)      (0.54)       (0.84)
   2005          8.20         0.08           0.53           0.61       (0.09)        (0.09)      (0.66)       (0.84)
   2004          7.96         0.08           1.00           1.08       (0.08)        (0.01)      (0.75)       (0.84)
   2003          6.96         0.12           1.72           1.84       (0.12)           --       (0.72)       (0.84)
CLASS C
   2008(b)      $8.67        $0.04         $(0.51)        $(0.47)     $(0.06)*          --      $(0.36)*     $(0.42)
   2007          8.84         0.09           0.58           0.67       (0.13)       $(0.27)      (0.44)       (0.84)
   2006          8.00         0.11           1.57           1.68       (0.12)        (0.18)      (0.54)       (0.84)
   2005          8.23         0.09           0.52           0.61       (0.09)        (0.09)      (0.66)       (0.84)
   2004          7.98         0.11           0.98           1.09       (0.06)        (0.01)      (0.77)       (0.84)
   2003          6.96         0.08           1.78           1.86       (0.08)           --       (0.76)       (0.84)
CLASS I
   2008(g)      $8.94        $0.08         $(0.40)        $(0.32)     $(0.06)*          --      $(0.36)*     $(0.42)

                                                             RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                 ---------------------------------------------------------------------
                           Net Asset             Net Assets                   Operating       Operating
  Period                     Value,                End of         Net         Expenses         Expenses      Portfolio
   Ended      Redemption     End of     Total      Period     Investment       Net of           Before        Turnover
December 31    Fees (a)      Period    Return+   (in 000's)     Income     Reimbursements   Reimbursements     Rate++
-----------   ----------   ---------   -------   ----------   ----------   --------------   --------------   ---------
CLASS AAA
   2008(b)     $0.00(c)      $8.20      (5.0)%    $140,539     1.78%(d)      1.42%(d)(e)      1.42%(d)(e)        8%
   2007         0.00(c)       9.08       8.6       161,930     1.78          1.42(e)          1.41              19
   2006         0.00(c)       9.16      23.1       157,645     2.02          1.44             1.44              24
   2005         0.00(c)       8.20       8.4       124,437     1.79          1.50             1.50              18
   2004         0.00(c)       8.36      15.6        81,471     1.85          1.82             1.82(f)           17
   2003           --          8.03      29.5        43,526     1.92          2.00             2.00              39
CLASS A
   2008(b)     $0.00(c)      $8.23      (5.1)%    $254,724     1.79%(d)      1.42%(d)(e)      1.42%(d)(e)        8%
   2007         0.00(c)       9.12       8.7       261,468     1.78          1.42(e)          1.41              19
   2006         0.00(c)       9.19      23.0       201,124     2.02          1.44             1.44              24
   2005         0.00(c)       8.23       8.5        81,869     1.88          1.50             1.50              18
   2004         0.00(c)       8.38      15.4        10,165     2.30          1.82             1.82(f)           17
   2003           --          8.06      29.9           307     1.67          2.00             2.00              39
CLASS B
   2008(b)     $0.00(c)      $7.73      (5.5)%    $    305     1.04%(d)      2.17%(d)(e)      2.17%(d)(e)        8%
   2007         0.00(c)       8.63       7.9           343     1.02          2.17(e)          2.16              19
   2006         0.00(c)       8.80      22.1           347     1.28          2.19             2.19              24
   2005         0.00(c)       7.97       7.6           331     1.01          2.25             2.25              18
   2004         0.00(c)       8.20      14.5           333     1.08          2.57             2.57(f)           17
   2003           --          7.96      28.4            71     1.72          2.75             2.75              39
CLASS C
   2008(b)     $0.00(c)      $7.78      (5.4)%    $321,777     1.04%(d)      2.17%(d)(e)      2.17%(d)(e)        8%
   2007         0.00(c)       8.67       7.8       316,009     1.04          2.17(e)          2.16              19
   2006         0.00(c)       8.84      22.1       209,691     1.27          2.19             2.19              24
   2005         0.00(c)       8.00       7.6        94,118     1.14          2.25             2.25              18
   2004         0.00(c)       8.23      14.6        10,245     1.33          2.57             2.57(f)           17
   2003           --          7.98      28.7           307     1.11          2.75             2.75              39
CLASS I
   2008(g)     $0.00(c)      $8.20      (5.0)%    $  1,060     2.14%(d)      1.17%(d)(e)      1.17%(d)(e)        8%

----------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than a year is not annualized.

++ Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate. Had this policy been adopted retroactively, the portfolio turnover rate for the fiscal years ended December 31, 2007, 2006, 2005, 2004, and 2003 would have been 47%,
     37%, 33%, 36%, and 41%, respectively.

* Based on fiscal year to date book income. Amounts are subject to change and recharacterization at fiscal year end.

(a)  Per share data is calculated using the average shares outstanding method.

(b)  For the six months ended June 30, 2008, unaudited.

(c)  Amount represents less than $0.005 per share.

(d)  Annualized.

(e) The ratio does not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratio for the fiscal year ended December 31, 2007 would have been 1.41% (Class AAA and Class A) and 2.16% (Class B and Class C). For the six months ended June 30, 2008, the effect of the custodian fee credits was minimal.

(f) Under an expense deferral agreement with the Adviser, the Fund repaid the Adviser $66,719 during 2004, representing previously reimbursed expenses from the Adviser. During the fiscal year ended December 31, 2004, had such payment not been made, the expense ratio would have been 1.71%, 1.71%, 2.46%, and 2.46% for Class AAA, Class A, Class B, and Class C, respectively.

(g) From the commencement of offering Class I Shares on January 11, 2008 through June 30, 2008, unaudited.

                 See accompanying notes to financial statements.

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION. The Gabelli Utilities Fund (the "Fund") was organized on May 18, 1999 as a Delaware statutory trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund commenced operations on August 31, 1999. The Fund's primary objective is to provide a high level of total return through a combination of capital appreciation and current income.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS 157") that clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities;

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

     - Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund's net assets as of June 30, 2008 is as follows:

                              INVESTMENTS IN       OTHER FINANCIAL
                                SECURITIES     INSTRUMENTS (UNREALIZED
VALUATION INPUTS              (MARKET VALUE)        APPRECIATION)*
----------------              --------------   -----------------------
Level 1 - Quoted Prices        $636,136,640                 --

Level 2 - Other Significant
   Observable Inputs             78,662,726             $5,449

Level 3 - Significant
   Unobservable Inputs                    0                 --
                               ------------             ------
TOTAL                          $714,799,366             $5,449
                               ============             ======

----------

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation on the investment.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                 INVESTMENTS IN
                                                   SECURITIES
                                                 (MARKET VALUE)
                                                 --------------
BALANCE AS OF 12/31/07                                 $ 0
Accrued discounts/premiums                              --
Realized gain (loss)                                    --
Change in unrealized appreciation/depreciation          --
Net purchases (sales)                                   --
Transfers in and/or out of Level 3                      --
                                                       ---
BALANCE AS OF 6/30/08                                  $ 0
                                                       ===

In March 2008, The Financial Accounting Standards Board (The "FASB")issued Statement of Financial Accounting Standard No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Fund's financial statement disclosures.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2008, there were no open repurchase agreements.

SWAP AGREEMENTS. The Fund may enter into equity and contract for difference swap transactions. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap, a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts, or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize the risk. Depending on the general state of short-term interest rates and the returns of the Fund's portfolio securities at that point in time, such a default could negatively affect the Fund's ability to make dividend payments. In addition, at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund's ability to make dividend payments.

The use of derivative instruments involves, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation.

The Fund has entered into a contract for difference swap with Bear, Stearns International Limited. Details of the swap at June 30, 2008 are as follows:

        NOTIONAL               EQUITY SECURITY                INTEREST RATE/            TERMINATION   NET UNREALIZED
         AMOUNT                    RECEIVED                EQUITY SECURITY PAID             DATE       APPRECIATION
------------------------   -----------------------   --------------------------------   -----------   --------------
                                 Market Value        Overnight LIBOR plus 40 bps plus
                               Appreciation on:        Market Value Depreciation on:
$166,458 (20,000 Shares)   International Power plc        International Power plc         09/15/08        $5,449

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At June 30, 2008, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits." When cash balances are overdrawn, the Fund is charged an overdraft fee of 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions made in excess of current earnings and profits on a tax basis are treated as a non-taxable return of capital. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature.To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the fiscal year ended December 31, 2007, was as follows:

DISTRIBUTIONS PAID FROM:


Ordinary income
   (inclusive of short-term capital gains) ..   $19,674,262
Net long-term capital gains .................    10,311,015
Return of capital ...........................    33,189,871
                                                -----------
Total distributions paid ....................   $63,175,148
                                                ===========

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

Since January 2000, the Fund has had a fixed distribution policy. Under the policy, the Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Pursuant to this policy, distributions during the year are made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long-term capital gains. The Fund's current distribution policy may restrict the Fund's ability to pass through to shareholders all of its net realized long-term capital gains as a Capital Gain Dividend, subject to the maximum federal income tax rate of 15%, and may cause such gains to be treated as ordinary income subject to a maximum federal income tax rate of 35%. The Fund continues to evaluate its distribution policy in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future. The current annualized rate is $0.84 per share.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related unrealized appreciation/(depreciation) at June 30, 2008:

                                      GROSS          GROSS
                                    UNREALIZED     UNREALIZED    NET UNREALIZED
                       COST        APPRECIATION   DEPRECIATION    APPRECIATION
                    ------------   ------------   ------------   --------------
Investments .....   $650,942,473   $101,118,055   $(37,261,162)    $63,856,893
Swap contracts ..             --          5,449             --           5,449
                    ------------   ------------   ------------     -----------
                    $650,942,473   $101,123,504   $(37,261,162)    $63,862,342
                    ============   ============   ============     ===========

FASB Interpretation No.48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No.109"(the "Interpretation") established a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether the Fund is taxable in a particular jurisdiction) and required certain expanded tax disclosures.

For the six months ended June 30, 2008, the Fund did not have any liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statement of Operations. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2004 and by state tax authorities for tax years before 2003.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Fund pays each Trustee who is not considered to be an affiliated person an annual retainer of $6,000 plus $1,000 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. In addition, the Audit

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

Committee Chairman receives an annual fee of $1,000, and the Lead Trustee receives an annual fee of $1,000. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended June 30, 2008, other than short-term securities and U.S. Government obligations, aggregated $70,944,132 and $37,924,302, respectively.

Purchases and proceeds from the sales of U.S. Government obligations for the six months ended June 30, 2008, other than short-term obligations aggregated $648,800 and $14,675,000, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 2008, the Fund paid brokerage commissions on security trades of $89,495 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it received $265,142 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2008, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund's NAV.

7. LINE OF CREDIT. The Fund participates in an unsecured line of credit of up to $75,000,000, and may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the federal funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations. During the six months ended June 30, 2008, there were no borrowings under the line of credit.

8. SHARES OF BENEFICIAL INTEREST. The Fund offers five classes of shares - Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered to investors without a front-end sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company. Class I Shares were first issued on January 11, 2008.

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the six months ended June 30, 2008 and the fiscal year ended December 31, 2007 amounted to $1,269 and $(2,545), respectively.

The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

Transactions in shares of capital stock were as follows:

                                                           SIX MONTHS ENDED
                                                             JUNE 30,2008                YEAR ENDED
                                                              (UNAUDITED)             DECEMBER 31,2007
                                                      -------------------------   -------------------------
                                                        SHARES        AMOUNT        SHARES        AMOUNT
                                                      ----------   ------------   ----------   ------------
                                                              CLASS AAA                  CLASS AAA
                                                      -------------------------   -------------------------
Shares sold .......................................    2,634,108   $ 22,259,583    5,227,303   $ 48,327,421
Shares issued upon reinvestment of distributions ..      634,724      5,270,531    1,128,114     10,369,691
Shares redeemed ...................................   (3,947,183)   (33,370,353)  (5,745,845)   (52,675,008)
                                                      ----------   ------------   ----------   ------------
   Net increase (decrease) ........................     (678,351)  $ (5,840,239)     609,572   $  6,022,104
                                                      ==========   ============   ==========   ============

                                                               CLASS A                     CLASS A
                                                      -------------------------   -------------------------
Shares sold .......................................    5,027,019   $ 42,736,037   12,159,549   $113,155,380
Shares issued upon reinvestment of distributions ..      757,441      6,316,832    1,320,585     12,182,769
Shares redeemed ...................................   (3,506,366)   (29,615,560)  (6,701,549)   (61,877,848)
                                                      ----------   ------------   ----------   ------------
   Net increase ...................................    2,278,094   $ 19,437,309    6,778,585   $ 63,460,301
                                                      ==========   ============   ==========   ============

                                                              CLASS B                      CLASS B
                                                      -------------------------   -------------------------
Shares issued upon reinvestment of distributions ..          190   $      1,494          315   $      2,770
Shares redeemed ...................................         (470)        (3,783)         (1)            (10)
                                                      ----------   ------------   ----------   ------------
   Net increase (decrease) ........................         (280)  $     (2,289)         314   $      2,760
                                                      ==========   ============   ==========   ============

                                                               CLASS C                     CLASS C
                                                      -------------------------   -------------------------
Shares sold .......................................    6,670,554   $ 53,690,942   14,155,988   $126,262,431
Shares issued upon reinvestment of distributions ..    1,292,827     10,211,204    1,877,177     16,533,227
Shares redeemed ...................................   (3,018,052)   (24,046,025)  (3,313,238)   (29,238,318)
                                                      ----------   ------------   ----------   ------------
   Net increase ...................................    4,945,329   $ 39,856,121   12,719,927   $113,557,340
                                                      ==========   ============   ==========   ============

                                                               CLASS I*
                                                      -------------------------
Shares sold                                              131,519   $  1,150,370
Shares issued upon reinvestment of distributions ..        5,021         41,710
Shares redeemed ...................................       (7,292)       (60,383)
                                                      ----------   ------------
   Net increase ...................................      129,248   $  1,131,697
                                                      ==========   ============

----------
*    From the commencement of offering Class I Shares on January 11, 2008.

THE GABELLI UTILITIES FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

9.CONCENTRATION RISKS. The Fund invests a high percentage of its assets in the utilities sector. As a result, the Fund may be more susceptible to economic, political, and regulatory developments, positive or negative, and may experience increased volatility to the Fund's NAV and a magnified effect in its total return.

10. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

11. OTHER MATTERS. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC's inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund, (the "Global Growth Fund") by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC's findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan to be developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

On a separate matter, in August 2008, the Adviser made an offer to the staff of the SEC to settle a previously disclosed matter concerning compliance with
Section 19(a) and Rule 19a-1 of the 1940 Act by two closed-end funds managed by the Adviser. These provisions require registered investment companies to provide written statements to shareholders when a distribution is made in the nature of a dividend from a source other than net investment income. While the two funds sent annual statements and provided other materials containing this information, the funds did not send the notices required by Rule 19a-1 to shareholders with each distribution in 2002 and 2003. The Adviser believes that the funds have been in compliance with Rule 19a-1 since that time. The Adviser believes that the settlement would have no effect on the funds or any material adverse effect on the Adviser or its ability to manage the funds. This offer of settlement is subject to final agreement regarding the specific language of the SEC's administrative order and other settlement documents and approval by the SEC.

                           THE GABELLI UTILITIES FUND

      BOARD CONSIDERATION AND RE-APPROVAL OF INVESTMENT ADVISORY AGREEMENT
                                   (UNAUDITED)

At its meeting on May 21, 2008, the Board of Trustees ("Board") of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not "interested persons" of the Fund (the "Independent Board Members"). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

INVESTMENT PERFORMANCE. The Independent Board Members reviewed the short, medium, and longer-term performance of the Fund since inception against a peer group of large-cap value funds and against the customized peer group selected by Lipper. The Independent Board Members noted that the Fund's performance was within the top third of its peer groups in longer-term performance. The Independent Board Members also noted that performance had been good on an absolute basis and that the Fund had suffered in comparative rankings due to its more intensive focus on smaller-capitalization companies.

PROFITABILITY. The Independent Board Members reviewed summary data regarding the lack of profitability of the Fund to the Adviser both with an administrative overhead charge and without a charge. The Independent Board Members also noted that a substantial portion of the Fund's portfolio transactions were executed by an affiliated broker, and that the affiliated broker received distribution fees and commissions from the Fund. The Adviser received a moderate amount of soft dollar benefits (but no third party research services) from unaffiliated brokers through the Fund's portfolio brokerage.

ECONOMIES OF SCALE. The Independent Board Members discussed the major elements of the Adviser's cost structure and the relationship of those elements to potential economies of scale. The Independent Board Members noted that the Fund needed significantly more assets before any potential economies of scale could be realized.

SHARING OF ECONOMIES OF SCALE. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop or any historical losses or diminished profitability of the Fund to the Adviser.

SERVICE AND COST COMPARISONS. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund to similar expense ratios of the peer group of utilities funds and the customized Lipper group and noted that the advisory fee includes substantially all administrative services of the Fund as well as the investment advisory services of the Adviser. The Independent Board Members noted that the Fund's expense ratios were above average and the Fund's size was average within these groups. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee to the fee for other types of accounts managed by the Adviser.

CONCLUSIONS. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an excellent performance record. The Independent Board Members also concluded that the Fund's expense ratios and low profitability to the Adviser of managing the Fund were reasonable and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment advisory agreement to the full Board.

                     This page is intentionally left blank.

GABELLI/GAMCO FUNDS AND YOUR PERSONAL PRIVACY

WHO ARE WE?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

- INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

- INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

                            GABELLI FAMILY OF FUNDS

VALUE
GABELLI ASSET FUND

Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)

                                         PORTFOLIO MANAGER: MARIO J.GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND

Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value. (MULTICLASS)

                                          PORTFOLIO MANAGER: BARBARA MARCIN, CFA

GAMCO WESTWOOD EQUITY FUND

Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                               PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE
GABELLI VALUE FUND

Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE
GABELLI SMALL CAP FUND

Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD SMALLCAP EQUITY FUND

Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)

                                        PORTFOLIO MANAGER: NICHOLAS F. GALLUCCIO

GABELLI WOODLAND SMALL CAP VALUE FUND

Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                      PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH
GAMCO GROWTH FUND

Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                          PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GAMCO INTERNATIONAL GROWTH FUND

Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification. (MULTICLASS)

                                                 PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH
GAMCO GLOBAL GROWTH FUND

Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED

MICRO-CAP
GAMCO WESTWOOD MIGHTY MITES(SM) FUND

Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED

EQUITY INCOME
GABELLI EQUITY INCOME FUND

Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an emphasis on income. (MULTICLASS)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD BALANCED FUND

Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income. (MULTICLASS)

                                           CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

GAMCO WESTWOOD INCOME FUND

Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income securities. (MULTICLASS)

                                          PORTFOLIO MANAGER: BARBARA MARCIN, CFA

SPECIALTY EQUITY
GAMCO GLOBAL CONVERTIBLE SECURITIES FUND

Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED

GAMCO GLOBAL OPPORTUNITY FUND

Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED

GABELLI SRI FUND

Seeks to invest in common and preferred stocks of companies that meet the Fund's guidelines for social responsibility at the time of investment, looking to avoid companies in tobacco, alcohol, and gaming, defense/weapons contractors, and manufacturers of abortifacients. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                     PORTFOLIO MANAGER: CHRISTOPHER C. DESMARAIS

SECTOR

GAMCO GLOBAL TELECOMMUNICATIONS FUND

Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED

GAMCO GOLD FUND

Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (MULTICLASS)

                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND

Seeks to provide a high level of total return through a combination of capital appreciation and current income. (MULTICLASS)

                                                                    TEAM MANAGED

MERGER AND ARBITRAGE
GABELLI ABC FUND

Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss. (NO-LOAD)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN
GAMCO MATHERS FUND

Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (NO-LOAD)

                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND

Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (MULTICLASS)

                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND

The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of debt instruments. (MULTICLASS)

                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

FIXED INCOME
GAMCO WESTWOOD INTERMEDIATE BOND FUND

Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return. (MULTICLASS)

                                            PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET
GABELLI U.S. TREASURY MONEY MARKET FUND

Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)

                                          CO-PORTFOLIO MANAGER: JUDITH A. RANERI
                                           CO-PORTFOLIO MANAGER: RONALD S. EAKER

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CAREFULLY
  CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER
             MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                           THE GABELLI UTILITIES FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                               FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.

                                BOARD OF TRUSTEES

Mario J. Gabelli, CFA
CHAIRMAN AND CHIEF
EXECUTIVE OFFICER
GAMCO INVESTORS, INC.

Anthony J. Colavita
ATTORNEY-AT-LAW
ANTHONY J. COLAVITA, P.C.

Vincent D. Enright
FORMER SENIOR VICE PRESIDENT
AND CHIEF FINANCIAL OFFICER
KEYSPAN CORP.

Mary E. Hauck
FORMER SENIOR PORTFOLIO MANAGER
GABELLI-O'CONNOR FIXED INCOME
MUTUAL FUND MANAGEMENT CO.

Werner J. Roeder, MD
MEDICAL DIRECTOR
LAWRENCE HOSPITAL

                                    OFFICERS

Bruce N. Alpert
PRESIDENT

Agnes Mullady
SECRETARY AND TREASURER

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT,AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                 LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Utilities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB470Q208SR

                                    (GRAPHIC)

THE
GABELLI
UTILITIES
FUND

                                                              SEMI ANNUAL REPORT
                                                                   JUNE 30, 2008

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)     The Gabelli Utilities Fund
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     9/3/08
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     9/3/08
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer & Treasurer


Date     9/3/08
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.